Supplementary Financial Information (Summary of Investments and Other Property) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans	$ 132	$ 123	$ 133
Non-utility property – land	12	12	20
Other	2	2	2
Total investments and other property	$ 146	$ 137	$ 155